UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, August 6, 2009
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  42
Form 13F Information Table Value Total:  86,988

Goldman Capital Management Inc.
Form 13F-609


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)	Prn     Call				Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	4426	215500	SH		215500			215500
Advanced Photonix Inc-Cl A	COM	00754E107	227	360000	SH		360000			360000
American Medical Alert Corp	COM	027904101	1633	290000	SH		290000			290000
American Safety Insurance Hold	COM	G02995101	6074	446300	SH		446300			446300
Authentidate Holding Corp	COM	052666104	24	20000	SH		20000			20000
Cadiz Inc New			COM	12753207	3662	380300	SH		380300			380300
Columbia Laboratories Inc	COM	197779101	5533	4853121	SH		4853121			4853121
Combimatrix Corp		COM	20009T105	104	14800	SH		14800			14800
Ditech Networks Inc		COM	25500T108	73	59121	SH		59121			59121
Dot Hill Sys Corp		COM	25848T109	4196	5311060	SH		5311060			5311060
Emrise Corp			COM	29246J101	70	55000	SH		55000			55000
Endocare Inc			COM	29264P203	1107	838633	SH		838633			838633
Gametech International Inc	COM	36466D102	1141	687359	SH		687359			687359
Gp Strategies Corp		COM	36225V104	3480	591000	SH		591000			591000
Hypercom Corp			COM	44913M105	1375	916500	SH		916500			916500
Imageware Systems Inc.		COM	452458108	889	1288500	SH		1288500			1288500
Imergent Inc			COM	45247Q100	6484	926252	SH		926252			926252
Lifetime Brands Inc		COM	53222Q103	4358	1068700	SH		1068700			1068700
Liquidmetal Technologies Inc	COM	53634X100	74	411000	SH		411000			411000
Mdc Partners Inc New Cl A Subo	COM	552697104	11457	2079343	SH		2079343			2079343
Medical Nutrition USA Inc	COM	58461X107	1401	686633	SH		686633			686633
Mosys Inc			COM	619718109	4563	2765162	SH		2765162			2765162
Napco Security Systems Inc	COM	630402105	90	76000	SH		76000			76000
National Patent Development Co	COM	637132101	989	761100	SH		761100			761100
Nova Measuring Instruments Ltd	COM	M7516K103	940	969000	SH		969000			969000
Park City Group Inc New		COM	700215304	945	630469	SH		630469			630469
Penn Treaty American Corp New	COM	707874400	324	1545500	SH		1545500			1545500
Photomedex Inc			COM	719358103	1176	1175857	SH		1175857			1175857
Pure Bioscience			COM	746218106	1123	617000	SH		617000			617000
Remedent Inc			COM	75954T104	47	85000	SH		85000			85000
Rewards Network Inc		COM	761557107	416	110000	SH		110000			110000
Scolr Pharma Inc		COM	78402X107	408	1199800	SH		1199800			1199800
Star Scientific Inc 		COM	85517P101	3255	3657000	SH		3657000			3657000
Tegal Corporation		COM	879008209	31	24000	SH		24000			24000
Thomas Group Inc		COM	884402108	635	722526	SH		722526			722526
Travel Centers of America Inc	COM	894174101	840	382000	SH		382000			382000
Trinity Biotech Plc New ADR	COM	896438306	6893	1557500	SH		1557500			1557500
Trintech Group Plc		COM	896682200	188	134500	SH		134500			134500
Unigene Laboratories Inc	COM	904753100	2249	1470000	SH		1470000			1470000
Universal Electronics Inc	COM	913483103	3428	170000	SH		170000			170000
Virage Logic Corp		COM	92763R104	90	20000	SH		20000			20000
Williams Controls Inc New	COM	969465608	284	45300	SH		45300			45300


Total							86702